CONFIDENTIAL TREATMENT REQUESTED

P 2/26/04

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

03044305

MAY 15 2003

FORM 13F

Form 13F Cover Page

CONFIDENTIAL TREATMENT DENIED

Report for the Calendar Year or Quarter Ended: March 31, 2003

Check here if Amendment [ ] Amendment Number : ____
This Amendment (Check only one.): [ ] is a restatement
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: SAB Capital Advisors, LLC
Address: 712 Fifth Avenue, 42nd Floor
New York, NY 10019

Form 13F File Number: 28-06341

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Brian Jackelow
Title: Chief Financial Officer
Phone: 212-457-8010

PROCESSED
AUG 23 2004
THOMSON
FINANCIAL

Signature, Place, and Date of Signing:

[signature]	New York, NY	May 13, 2003
(Signature)	(City, State)	(Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

CONFIDENTIAL TREATMENT REQUESTED

FORM 13F Summary Page

Report Summary:

Number of Other Included Managers:	1	
Form 13F Information Table Entry Total:	17	
Form 13F Information Table Value Total:	391,199	(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.	Form 13F File Number	Name
1	28-06339	SAB Capital Management, LLC

CONFIDENTIAL TREATMENT REQUESTED

1st Q 03

FORM 13F INFORMATION TABLE

Column 1	Column 2	Column 3	Column 4	Column 5			Column 6	Column 7	Column 8		
									Voting Authority		
Name of Issuer	Title of Class	CUSIP	Value (x1000)	Shrs or prn amt	SH/PRN	Put/Call	Investment Discretion	Other Managers	Sole	Shared	None
ADVANTA CORP	CL B	007942204	9,044	1,193,100	SH		DEFINED	1	1,193,100	0	0
AMERUS GROUP CO	COMMON STOCK	03072M108	1,553	63,300	SH		DEFINED	1	63,300	0	0
CIT GROUP INC	COMMON STOCK	125581108	25,285	1,499,700	SH		DEFINED	1	1,499,700	0	0
DEERE & CO	COMMON STOCK	244199955	105	1,000	SH	PUT	DEFINED	1	1,000	0	0
DPL INC	COMMON STOCK	233293109	25,291	2,029,800	SH		DEFINED	1	2,029,800	0	0
ELECTRONICS BOUTIQUE HLDGS C	COMMON STOCK	286045109	23,158	1,379,300	SH		DEFINED	1	1,379,300	0	0
ENDURANCE SPECIALTY HLDGS LT	SHS	G30397106	13,563	560,680	SH		DEFINED	1	560,680	0	0
GAMESTOP CORP	CL A	36466R101	21,605	1,800,400	SH		DEFINED	1	1,800,400	0	0
LONGS DRUG STORES CORP	COMMON STOCK	543162101	57,365	3,824,315	SH		DEFINED	1	3,824,315	0	0
MICHAELS STORES INC	COMMON STOCK	594087108	29,004	1,159,700	SH		DEFINED	1	1,159,700	0	0
NORTHWESTERN CORP	COMMON STOCK	668074107	704	335,000	SH		DEFINED	1	335,000	0	0
PFSWEB INC	COMMON STOCK	717098107	147	367,000	SH		DEFINED	1	367,000	0	0
PLATINUM UNDERWRITER HLDGS LTD	COMMON STOCK	G7127P100	24,731	975,600	SH		DEFINED	1	975,600	0	0
PXRE GROUP LTD	COMMON STOCK	G73018106	24,658	1,148,500	SH		DEFINED	1	1,148,500	0	0
STAGE STORES INC	COM NEW	85254C305	30,435	1,436,969	SH		DEFINED	1	1,436,969	0	0

Amended 8/14/03
(No pub. discl.)